Income Taxes - Schedule of Valuation Allowance for Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory Valuation Allowance [Abstract]
Valuation allowance for deferred tax assets, beginning of year	$ 733,726	$ 394,573
Increases allocated to continuing operations	792,545	340,167
Translation adjustment	(112,181)	(1,014)
Net change in the valuation allowance	680,364	339,153
Valuation allowance for deferred tax assets, ending of year	$ 1,414,090	$ 733,726